UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-21495
                                                      ---------


                         Merit Advisors Investment Trust
                         -------------------------------
               (Exact name of registrant as specified in charter)


      11032 Quail Creek Road, Suite 105, Oklahoma City, Oklahoma 73120-6208
      ---------------------------------------------------------------------
               (Address of principal executive offices)        (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (800) 773-3863
                                                           --------------


                       Date of fiscal year end: October 31
                                                ----------


                     Date of reporting period: July 31, 2004
                                               -------------

Item 1.  SCHEDULE OF INVESTMENTS



                                                        Merit High Yield Fund

                                                      PORTFOLIO OF INVESTMENTS

                                                           July 31, 2004
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Coupon /         Maturity
                                                                       Principal      Implied Rate          Date           Value
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 50.18%
     Fannie Mae Discount Note ..................................      $ 7,500,000         0.000%          08/02/04      $ 7,499,219
     Freddie Mac Discount Note .................................        2,000,000         0.000%          08/03/04        1,999,729
     United States Treasury Bill ...............................       10,000,000         1.835%          08/05/04        9,999,020
                                                                                                                        -----------
         (Cost $19,497,441) ......................................................................................       19,497,968
                                                                                                                        -----------

FIXED INCOME DERIVATIVE SECURITIES - 25.26%
     Dow Jones CDX HY1 .........................................        7,000,000         7.750%          12/29/09        6,846,910
     Dow Jones CDX HY2 .........................................        3,000,000         6.380%          12/29/09        2,971,800
                                                                                                                        -----------
         (Cost $9,805,000) .......................................................................................        9,818,710
                                                                                                                        -----------

INVESTMENT COMPANIES - 14.10%
     Evergreen Institutional Money Market Fund .................        3,257,005                                          3,257,005
     Evergreen Institutional Treasury Money Market Fund ........        2,219,949                                          2,219,949
                                                                                                                        -----------
         (Cost $5,476,954) .......................................................................................        5,476,954
                                                                                                                        -----------

Total Value of Investments (Cost $34,779,395 (a))  .......................................................    89.54 %   $34,793,632
Other Assets Less Liabilities ............................................................................    10.46 %     4,062,467
                                                                                                             ------     -----------
     Net Assets ..........................................................................................   100.00 %   $38,856,099
                                                                                                             ======     ===========


     (a) Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation  /
         (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

         Unrealized appreciation ..................................................................................     $    14,237
         Unrealized depreciation ..................................................................................               0
                                                                                                                        -----------

             Net unrealized depreciation ..........................................................................     $    14,237
                                                                                                                        ===========




Item 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merit Advisors Investment Trust


By: (Signature and Title)     /s/ J. Paul Cunningham
                             _________________________________
                             J. Paul Cunningham
                             Trustee, President, and Principal Executive Officer

Date: September 28, 2004







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)     /s/ J. Paul Cunningham
                             __________________________________
                             J. Paul Cunningham
                             Trustee, President, and Principal Executive Officer Merit Advisors Investment Trust

Date:  September 28, 2004




By:  (Signature and Title)    /s/ Donald L. Dillingham
                             ________________________________
                             Donald L. Dillingham
                             Trustee, Vice President, Treasurer, and Principal
                                    Financial Officer
                             Merit Advisors Investment Trust

Date:  September 28, 2004